ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 28, 2020	Robert Schmidt T: 1 617 951 7831 robert.schmidt@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Corporate & Income Strategy Fund

(File Nos. 333-217472, 811-10555)

Ladies and Gentleman:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Corporate & Income Strategy Fund, a Massachusetts business trust.

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

Please direct any questions or comments regarding this filing to me at (617) 951-7831. Thank you for your attention in this matter.

Sincerely,

/s/ Robert Schmidt

Robert Schmidt

cc:	Ryan Leshaw, Esq.

Nathan Briggs, Esq.

Wu-Kwan Kit, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.